Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Estimated Fair Values of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Cash and cash equivalents	$ 19,608	$ 40,770
Loans, net of allowance	486,945	479,318
Federal Home Loan Bank stock	4,026	3,979
Accrued interest receivable	4,322	4,098
Financial liabilities
Deposits	613,494	621,459
Securities sold under agreements to repurchase	30,494	26,781
Advances Federal Home Loan Bank	75,000	75,000
Subordinated debentures	23,847	23,787
Interest payable	831	579
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and cash equivalents	19,608	40,770
Loans, net of allowance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Securities sold under agreements to repurchase	0	0
Advances Federal Home Loan Bank	0	0
Subordinated debentures	0	0
Interest payable	0	0
Significant Other Observable Inputs (Level 2)
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	0	0
Federal Home Loan Bank stock	4,026	3,979
Accrued interest receivable	4,322	4,098
Financial liabilities
Deposits	614,869	623,813
Securities sold under agreements to repurchase	30,494	26,781
Advances Federal Home Loan Bank	74,728	74,911
Subordinated debentures	24,386	22,146
Interest payable	831	579
Significant Unobservable Inputs (Level 3)
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	466,951	459,759
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Securities sold under agreements to repurchase	0	0
Advances Federal Home Loan Bank	0	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0